SHARE-BASED PAYMENTS (Details) - Stock Options	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) installment shares
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			5,165,000
Fair value of options on date of grant in U.S. $ thousands | $		$ 1,352,000	$ 1,352,000
2018 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary share | $			$ 0.48
Expected volatility			50.99%
Risk free interest rate			2.65%
2018 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary share | $			$ 0.55
Expected volatility			57.96%
Risk free interest rate			2.97%
2018 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment			16
Vesting period			4 years
2018 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period			1 year
2018 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment			12
Vesting period			10 years
Percentage of options vesting			0.25%
2018 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period			1 year
January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			1,455,000
Exercise price for 1 ordinary share ($) | $			$ 0.56
Fair value of options on date of grant in U.S. $ thousands | $		433,000	$ 433,000
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			3,210,000
Exercise price for 1 ordinary share ($) | $			$ 0.65
Fair value of options on date of grant in U.S. $ thousands | $		808,000	$ 808,000
May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			500,000
Exercise price for 1 ordinary share ($) | $			$ 0.65
Fair value of options on date of grant in U.S. $ thousands | $		111,000	$ 111,000
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Extension of the exercise period			3 years
Exercise price increase (as a percent)			50.00%
Incremental fair value | $			$ 200,000
Other than directors | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $			$ 0.75
Number of fully-vested options | shares			2,844,210
Other than directors | Extension of options originally scheduled to expire in March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($) | $			$ 1.575
Number of fully-vested options | shares			120,000
Other than directors | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year
Other than directors | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			4,665,000
Other than directors | January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			1,455,000
Other than directors | March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			3,210,000
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Extension of the exercise period	3 years
Incremental fair value | $		$ 100,000
To directors | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares	1,540,000
To directors | Extension of options originally scheduled to expire in May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares	150,000
To directors | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			500,000
To directors | May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares			500,000